Putnam Investments
One Post Office Square
Boston, MA 02109
December 30, 2009

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:	Putnam Funds Trust (Reg. Nos. (333-515) (811-07513)), on behalf of Putnam Global Consumer Fund,
Putnam Global Energy Fund, Putnam Global Financials Fund, Putnam Global Industrials Fund, Putnam
Global Technology Fund, Putnam Global Telecommunications Fund; and Putnam Global Health Care Fund
(Reg. Nos. (2-75863) (811-03386)); Putnam Global Natural Resources Fund (Reg. Nos. (2-67827) (811-
03061)); and Putnam Global Utilities Fund (Reg. Nos. (33-37011) (811-05989) (together, the “Putnam
Global Sector Funds”)

Putnam Funds Trust (Reg. Nos. (333-515) (811-07513)), on behalf of Putnam Emerging Markets Equity
Fund

Ladies and Gentlemen:

A. Filing on behalf of Putnam Global Sector Funds

We are filing today through the EDGAR system Post-Effective Amendment No. 100 for Putnam Funds Trust on behalf of Putnam Global Consumer Fund, Putnam Global Energy Fund, Putnam Global Financials Fund, Putnam Global Industrials Fund, Putnam Technology Fund and Putnam Global Telecommunications Fund; Post-Effective Amendment No. 30 for Putnam Global Health Care Fund; Post-Effective Amendment No. 33 for Putnam Global Natural Resources Fund; and Post-Effective Amendment No. 22 for Putnam Global Utilities Fund, all pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and Rule 8b-16 under the Investment Company Act of 1940, as amended. The Amendments, which contain a common prospectus and statement of additional information for the Putnam Global Sector Funds, are marked to show changes in the prospectus and statement of additional information from the corresponding documents included in Post-Effective Amendment No. 96 for Putnam Funds Trust, Post-Effective Amendment No. 29 for Putnam Global Health Care Fund, Post-Effective Amendment No. 32 for Putnam Global Natural Resources Fund and Post-Effective Amendment No. 21 for Putnam Global Utilities Fund, which were filed pursuant to Rule 485(a) on October 23, 2009. The changes include the addition of information omitted from the prior filing, revisions to the prospectus made in response to comments of the Commission’s staff (as summarized below), and other minor revisions.

1. On the front cover, please add a reference to “ticker symbols” or “fund symbols” to explain the symbols.

Response: The requested reference has been added.

2. In Fund summary—Fees and expenses:

a. In the “Shareholder fees” table, delete the word “Maximum” in the “Maximum redemption fee” heading.

b. Delete the footnote to the “Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)” column in the “Shareholder fees” table relating to deferred sales charges imposed on certain redemptions of Class A shares and Class M shares.

c. In the “Annual fund operating expenses” table, change the heading of the last column to “Total annual fund operating expenses after reimbursement”.

d. In footnote 3 to the “Annual fund operating expenses” table, please provide more detail about the new expense arrangements.

e. Since the “Annual fund operating expenses” table shows an expense reimbursement for certain funds, please add a footnote regarding the basis for the reimbursement, as required by Instruction 3(e) to Item 3 of Form N-1A.

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f. For Global Health Care Fund, Global Natural Resources Fund and Global Utilities Fund, the footnote regarding investments in other investment companies should not refer to an “estimate” since these are not new funds.

g. In the “Annual fund operating expenses” table, the heading “Acquired fund operating expenses” should be revised to match the language in Form N-1A.

h. The Staff prefers that data for the “Annual fund operating expenses” table be included in Rule 485(a) filings.

i. Revise the text in the “Portfolio turnover” section to use the precise text of Item 3 of Form N-1A.

Responses:

a. We have deleted “Maximum”, as requested.

b. We have retained the footnote because we believe it is useful to shareholders and permitted by Instruction 2(a)(i) to Item 3 of Form N-1A, which states that “[a] Fund may include in a footnote to the table, if applicable, a tabular presentation showing the amount of deferred sales charges (loads) over time or a narrative explanation of the sales charges (loads)….”

c. We have retained the column heading, as we believe it concisely and clearly communicates the information included in the column and is consistent with Instruction 3(e) to Item 3 of Form N-1A, which states that the fund “should use appropriate descriptive captions.”

d. We have revised the footnote for each fund to provide additional information, as requested.

e. As requested, we have added a footnote that provides the information required in Instruction 3(e) to Item 3 of Form N-1A regarding each contractual expense limitation reflected in the expense reimbursement column.

f. We have retained the reference to an estimate because these expenses are based on expenses shown in the most recent annual reports for these investment companies, which may vary from current expenses and are therefore inherently unpredictable.

g. We have retained the column heading, as we believe it concisely and clearly communicates the information included in the column.

h. The data was not available in time for the 485 filing for this Fund. Putnam will make every effort to provide such data in future 485 filings to the extent such data is available.

i. Item 3 instructs registrants to include “the following information, in plain English under Rule 421(d) under the Securities Act.” In addition, Instruction 1(b) to Item 3 of Form N-1A states that “[a] Fund may modify the narrative explanations if the explanation contains comparable information to that shown.” We have not revised this disclosure because we believe the current disclosure in this section complies with the plain English requirements and contains comparable information to the text contained in Item 3 of Form N-1A.

3. In Fund summary— Investments, risks, and performance:

a. In the “Investments” section, please consider substituting “primarily” for “mainly” in the first sentence.

b. In the first sentence of the “Investments” section, consider repositioning “engaged in the [name of sector] industries” for editorial clarity.

c. In the “Investments” section, define what is meant by the designated type of company.

d. In the “Investments” section, describe the “other factors” that we believe will cause the stock price to rise.

e. In the “Investments” section, add reference to the fund’s industry concentration and non-diversification policies.

f. In the “Risks” section, add a brief reference to the risks of the relevant sector.

g. Revise the lead-in paragraph to the performance tables in the “Performance” section to delete reference to “potential rewards”.

h. For Global Health Care Fund, Global Natural Resources Fund and Global Utilities Fund, delete the reference to performance prior to 2009 in the “Performance” section.

Responses:

a. We believe that the use of “mainly”, consistent with our past practice and the requirements of Item 4(a) of Form N-1A, continues to be appropriate and accurately describes how the fund intends to achieve its investment objectives.

b. As requested, we have revised the first sentence as follows:

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“For this non-diversified fund concentrating in the [name of sector] industries, we invest mainly in common stocks (growth or value stocks or both) of large and midsize companies worldwide that we believe have favorable investment potential.”

c. We have revised the disclosure as requested.

d. In light of the revision described in 3.b and 3.c, the text that gave rise to the comment has been omitted.

e. The requested text was added, as set forth in 3.b.

f. We have revised the disclosure as requested.

g. We have revised the disclosure, as requested.

h. We have revised the disclosure, as requested.

4. In Fund summary – Purchase and sale of fund shares, combine the disclosure regarding purchasing, selling or exchanging Fund shares into one section.

Response: We have combined the disclosure as requested, so that it reads:

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

5. In What are each fund’s main investment strategies and related risks?:

a. In connection with the “Global investing” section, please provide supplementally a completed table of U.S. and foreign allocations for each benchmark.

b. In connection with the “Global investing” section, please represent supplementally that the Global Technology Fund satisfies the minimum required percentage in foreign holdings.

c. In the “Global investing” section, explain the following elements of the definition of a foreign company: “the company is included in an index which is representative of regions outside the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.”

d. Add “after 60 days’ notice” at the end of the “Changes in policies” section.

Responses:

a. The completed table showing U.S. and foreign allocations for each benchmark, as determined by the provider of the benchmark as of 8/31/09, is set forth below:

Fund	Index	US %	Foreign %

	MSCI World Consumer Discretionary and Staples
Global Consumer Fund	Index	50.52	49.48
Global Energy Fund	MSCI World Energy Index	52.94	47.06
Global Financials Fund	MSCI World Financials Index	33.71	66.29
Global Health Care Fund	MSCI World Health Care Index	62.23	37.77
Global Industrials Fund	MSCI World Industrials Index	45.79	54.21
Global Natural Resources Fund	MSCI World Energy and Materials Index	41.42	58.58
Global Technology Fund	MSCI World Information Technology Index	77.60	22.40
Global Telecommunications Fund	MSCI World Telecommunications Services Index	33.98	66.02
Global Utilities Fund	MSCI World Utilities Index	37.55	62.45

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b. As requested, we confirm that the foreign holdings of Global Technology Fund currently are within 10% of the percentage of the fund’s benchmark (the MSCI World Information Technology Index) represented by foreign companies. Utilizing domicile alone to determine whether a portfolio holding of the fund is foreign, the fund’s foreign holdings constitute 16% of net assets, as compared to the 22% foreign weighting of the MSCI World Information Technology Index shown above. In response to a subsequent comment by the Commission’s staff, we note that when companies that derive a majority of revenues outside the United States and companies domiciled outside the United States are considered in determining the fund’s foreign holdings, the fund’s foreign holdings constitute 54% of net assets.

c. The reference to an index representative of regions outside the United States is intended to allow the fund to consider as “foreign” a company that is included in an index of foreign securities, even if the company is domiciled in the United States. We believe that a reasonable investor would consider such companies to be “foreign” by virtue of their inclusion in an index of foreign securities without regard to some of the other criteria that might be considered when determining whether a company is “foreign.” However, in response to a subsequent request by the Commission’s staff, this reference has been removed from the prospectus. The reference to a company “significantly exposed to the economic fortunes and risks of regions outside the United States” is intended to allow the fund to consider as “foreign” a company that is domiciled in the United States but whose business success depends in significant measure on economic developments outside the United States. We believe that this is a reasonable interpretation of the adopting release for Rule 35d-1, Release No. IC-24828 (January 17, 2001), which stated that “The term “foreign” indicates investments that are tied economically to countries outside the United States ....”

d. In the “Industry focus” section, we have added the following sentence immediately after the 80% test set forth for each fund: “This policy may be changed only after 60 days’ notice to shareholders.”

6. In Who oversees and manages the fund? – The fund’s investment manager – Portfolio manager:

a. Provide more information about each portfolio manager’s business experience.

Response: The table used to present each portfolio manager’s business experience during the past five years includes each individual’s current business title, which indicates the individual’s primary responsibility within Putnam. If the individual held other business titles at Putnam or at another employer during the past five years, those positions are also included in the table. We have retained the current content and format since we believe the current disclosure provides the information required by Item 10(a)(2) of Form N-1A. In addition, we believe the use of a tabular format is consistent with the “plain English” rules in Rule 421(b) through (d).

B. Filing on behalf of Putnam Emerging Markets Equity Fund

We are also filing Post-Effective Amendment No. 100 for Putnam Funds Trust on behalf of Putnam Emerging Markets Equity Fund pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and Rule 8b-16 under the Investment Company Act of 1940, as amended. The Amendment is marked to show changes in the prospectus and statement of additional information from the corresponding documents included in Post-Effective Amendment No. 95, which was filed pursuant to Rule 485(a) on October 20, 2009. The changes include the addition of information omitted from the prior filing, revisions to the prospectus made in response to comments of the Commission’s staff (as summarized below), and other minor revisions.

1. In Fund summary—Fees and expenses:

a. In the “Shareholder fees” table, delete the word “Maximum” in the “Maximum redemption fee” heading.

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b. Delete the footnote to the “Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)” column in the “Shareholder fees” table relating to deferred sales charges imposed on certain redemptions of Class A shares and Class M shares.

c. Revise the text in the “Portfolio turnover” section to use the precise text of Item 3 of Form N-1A.

Responses:

a. We have deleted “Maximum” as requested.

b. We have retained the footnote because we believe it is useful to shareholders and permitted by Instruction 2(a)(i) to Item 3 of Form N-1A, which states that “[a] Fund may include in a footnote to the table, if applicable, a tabular presentation showing the amount of deferred sales charges (loads) over time or a narrative explanation of the sales charges (loads)….”

c. Item 3 instructs registrants to include “the following information, in plain English under Rule 421(d) under the Securities Act.” In addition, Instruction 1(b) to Item 3 of Form N-1A states that “[a] Fund may modify the narrative explanations if the explanation contains comparable information to that shown.” We have not revised this disclosure because we believe the current disclosure in this section complies with the plain English requirements and contains comparable information to the text contained in Item 3 of Form N-1A.

2. In Fund summary— Investments, risks, and performance:

a. In the “Investments” section, provide additional disclosure about how the Fund determines what markets are “emerging markets.”

b. Revise the lead-in paragraph to the performance tables in the “Performance” section to delete the reference to “potential rewards” associated with an investment in the first sentence.

Responses:

a. We have revised the second to last sentence in the “Investments” section as follows:

“Emerging markets include countries in the MSCI Emerging Markets Index or that we consider to be equivalent to those in the MSCI Emerging Markets Index based on their level of economic development or the size and experience of their securities markets.”

b. Performance information for the Fund will be available after the Fund completes a full calendar year of operation. We will revise the disclosure accordingly as part of the Fund’s next annual update of its prospectus,

3. In What are the fund’s main investment strategies and related risks?:

Add “after 60 days’ notice” at the end of the “Changes in policies” section.

Response:

Immediately after the 80% test set forth in the second paragraph of the section “What are the fund’s main investment strategies and related risks?”, we have added the following:

“This policy may be changed only after 60 days’ notice to shareholders.”

4. In “Who oversees and manages the fund? – The fund’s investment manager – Portfolio manager”:

Provide more information about each portfolio manager’s business experience.

Responses:

The table used to present each portfolio manager’s business experience during the past five years includes each individual’s current business title, which indicates the individual’s primary responsibility within Putnam. If the individual held other business titles at Putnam or at another employer during the past five

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years, those positions are also included in the table. We have retained the current content and format since we believe the current disclosure provides the information required by Item 10(a)(2) of Form N-1A. In addition, we believe the use of a tabular format is consistent with the “plain English” rules in Rule 421(b) through (d).

Having reviewed the Amendments, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act of 1933, as amended, that they do not contain disclosure which would render them ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 11105.

Very truly yours,

Karen R. Kay
Managing Director and Senior Counsel

cc: Brian D. McCabe, Esq.

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